Stockholders’ Equity (Details) - Schedule of option outstanding and option exercisable - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Option Outstanding And Option Exercisable Abstract
Option Outstanding, Exercise price	$ 3.93	$ 7.07
Option Outstanding, Number Outstanding	4,409,100	2,902,619
Option Outstanding, Weighted Average Remaining Contractual Life (in years)	4 years 8 months 4 days	4 years 8 months 15 days
Option Exercisable, Weighted Average Exercise Price	$ 4.06	$ 9.01
Option Exercisable, Number Exercisable	2,994,267	1,165,191
Option Exercisable, Weighted Average Remaining Contractual Life (in years)	4 years 6 months 25 days	4 years 1 month 13 days